Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

(5) Intangible Assets

Intangible assets consisted of the following:

Description	December 31, 2022	December 31, 2021
Indefinite lived intangible assets:
Domain name	-	20,000
Goodwill	$-	$109,983
Total indefinite lived intangible assets	$-	$129,983

Other intangible assets:
Trademarks	$-	$103,258
Software	-	503,517
Customer list	-	855,073
Non-compete	-	858
Loading rack license	-	-
Technology license	-	2,950,000
Total other intangible assets	$-	$4,412,706
Accumulated amortization	-	(1,205,379)
Total other intangible assets, net	$-	$3,207,327

On April 7, 2021, the Company entered into a Technology License Agreement with Fuel Butler LLC (“Licensor”), under which the Company licensed certain proprietary technology. Under the terms of the license, the Company issued 265,728 shares of its common stock to the Licensor upon signing. The Company also issued 332,160 shares to the Licensor in May 2021 upon the filing of a patent application related to the licensed technology. Upon completion of the Company’s IPO, 186,010 shares were issued to the Licensor. The Company will issue up to 730,752 additional shares to the Licensor upon the achievement of certain milestones. In addition, the Company has granted stock options for 531,456 shares at an exercise price of $3.76 per share that will become exercisable for three years after the end of the fiscal year in which certain sales levels are achieved using the licensed technology. The Company has the option for four years after the achievement of certain milestones to either acquire the technology or acquire the Licensor for the purchase price of 1,062,913 of its common shares. Until the Company exercise one of these options, it will share with the Licensor 50% of pre-revenue costs and 50% of the net revenue, as defined, from the use of the technology.

Under the Technology Agreement, the Company licensed proprietary technology that it believed would enable the Company to expand its services to provide its fuel service in high density areas. Fuel Butler has delivered a purported notice of termination of the Technology Agreement based on certain alleged breaches arising from our failure to issue equity securities to Fuel Butler. The Company has been in communications with Fuel Butler regarding the termination of the Technology Agreement and continues to believe that the Company is in compliance with the Technology Agreement and that the Technology Agreement continues to be in force. While the Company contests Fuel Butler’s claims of breach and contends that in fact Fuel Butler is in breach, the Company has communicated to Fuel Butler that it wishes to terminate the Technology Agreement. The Company has sent a proposal to Fuel Butler whereby it would cease utilizing the Technology and Fuel Butler would return any shares it received under the Technology Agreement. Accordingly, the Company considers the license to be fully impaired and has fully amortized the license as of December 31, 2022. The impairment loss of $1,987,500 is included in Accumulated Amortization as of December 31, 2022.

See Note 13 for details of intangibles from an acquisition during the year ended December 31, 2022.

Amortization expense on intangible assets totaled $919,158 and $732,436 for the years ended December 31, 2022, and 2021, respectively.

Goodwill is considered impaired, and the Company recognized an impairment loss of $166,838, or the remaining balance of goodwill, during the year ended December 31, 2022. This loss was primarily due to the fall in the Company’s stock price and the decrease of the Company’s market capitalization as well as past operating performance. As a consequence, management forecasts were revised, and additional risk factors were applied. The fair value of the intangibles was estimated using a combination of market comparables (level 1 inputs) and expected present value of future cash flows (level 3 inputs) and as a result impairment was recorded for a total of $482,064.